Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%